THE MANAGERS FUNDS
MANAGERS INTERNATIONAL EQUITY FUND, MANAGERS EMERGING MARKETS EQUITY
		FUND AND MANAGERS GLOBAL BOND FUND
	(each a "Fund" and collectively the "International Funds")

		Supplement dated September 23, 2003
	to the Prospectus and Statement of Additional Information
dated May 1, 2003 (as supplemented June 9, 2003 and September 15, 2003)
--------------------------------------------------------------------------

The following information supersedes any information to the contrary relating to Managers International Equity Fund, Managers Emerging Markets Equity Fund and Managers Global Bond Fund (the "International Fund") contained in the Funds' Prospectus and Statement of Additional Information dated May 1, 2003, as supplemented June 9, 2003 and September 15, 2003:

	Managers International Equity Fund and
	Managers Emerging Markets Equity Fund
	--------------------------------------


Fees and Expenses
=================

	Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of the offering price)				None
Maximum Deferred Sales Charge (Load)				None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Other Distributions				None
Redemption Fee (as a percentage of amount redeemed) (1)		2%




		Managers Global Bond Fund
		-------------------------


Fees and Expenses
=================

	Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
(as a percentage of the offering price)				None
Maximum Deferred Sales Charge (Load)				None
Maximum Sales Charge (Load) Imposed on Reinvested
Dividends and Other Distributions				None
Redemption Fee (as a percentage of amount redeemed) (1)		1%




(1) The Redemption Fee is charged on redemptions (including exchanges) of shares of the International Funds only if the redemption (i) occurs on or after December 1, 2003 and (ii) is within 60 days of the purchase of those shares. (See "Redemption Fee" below.)

Redemption Fee
==============
Managers International Equity Fund, Managers Emerging Markets Equity Fund and Managers Global Bond Fund will deduct a redemption fee (the "Redemption Fee") from the proceeds of any redemption (including a redemption by exchange) of shares on or after December 1, 2003 if the redemption occurs within 60 days of the purchase of those shares, according to the following schedule:


	Fund 					Redemption Fee
	----					--------------
	Managers International Equity Fund 	   2.00%
	Managers Emerging Markets Equity Fund 	   2.00%
	Managers Global Bond Fund 		   1.00%


		(continued on reverse side)

For purposes of determining whether a redemption is subject to the Redemption Fee, redemptions of International Fund shares are conducted on a first in/first out (FIFO) basis such that shares with the longest holding period will be treated as being redeemed first and shares with the shortest holding period will be treated as being redeemed last.

The Redemption Fee is paid to the International Fund from which your shares are redeemed and is intended to offset transaction and other expenses caused by early redemptions. The Redemption Fee does not apply to redemptions (including redemptions by exchange) of shares of the International Funds purchased by automatic reinvestment of dividend or capital gains distributions. The Redemption Fee may not apply in other situations such as redemptions by certain retirement plan accounts and accounts maintained under the ManagersChoice Program. The International Funds reserve the right to modify the terms of, or terminate, the Redemption Fee at any time.



			THE MANAGERS FUNDS
		MANAGERS INTERNATIONAL EQUITY FUND

		Supplement dated September 23, 2003

		to the Prospectus dated May 1, 2003
	(as supplemented June 9, 2003 and September 15, 2003)


The following information supersedes any information to the contrary relating to Managers International Equity Fund contained in the Fund's Prospectus dated May 1, 2003 (as supplemented June 9, 2003 and September 15,
2003):

Managers International Equity Fund (the "Fund")
-----------------------------------------------
Effective September 15, 2003, Lazard Asset Management LLC ("Lazard"), located at 30 Rockefeller Plaza, New York, New York, replaced Deutsche Investment Management Americas, Inc. ("Deutsche") as a Sub-Advisor for Managers International Equity Fund. Bernstein Investment Research and Management and Mastholm Asset Management, L.L.C. remain as the other Sub-Advisors for the Fund.

As of June 30, 2003, Lazard had approximately $56 billion in assets under management. William E. Holzer is the portfolio manager of the portion of the assets managed by Lazard. Mr. Holzer is a Director of, and a portfolio manager for, Lazard, positions he has held since August 2003. He was a Managing Director of, and a portfolio manager for, Deutsche, from 1980 to 2003. From December 1989 until August 2003, Mr. Holzer, was responsible in his capacity as a portfolio manager for Deutsche for managing the portion of the Fund's assets allocated to Deutsche.

Kevin F. Simms is the portfolio manager for the portion of the Fund managed by Bernstein Investment Research and Management ("Bernstein").
He has been a Director of, and a portfolio manager for, Bernstein since 1998. He was a Director of, and a research analyst for, Bernstein's predecessor firm, Sanford C. Bernstein & Co., Inc. from 1992 to 1998.